Segment Reporting - Schedule of Revenue by Major Revenue Type (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue by Major Revenue Type [Line Items]
Revenue	$ 3,596,575	$ 2,903,179	$ 6,140,731
Design and fit out [Member]
Schedule of Revenue by Major Revenue Type [Line Items]
Revenue	2,469,657	2,841,436	5,422,984
Sales of AI server and related IT equipment [Member]
Schedule of Revenue by Major Revenue Type [Line Items]
Revenue	1,027,983
Others [Member]
Schedule of Revenue by Major Revenue Type [Line Items]
Revenue	$ 98,935	$ 61,743	$ 717,747